Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses
Research and development	$ 574,935	$ 183,830	$ 2,418,715
Consulting, wages and benefits	1,000,587	1,055,247	1,037,558
Directors' fees	215,568	168,143	179,406
Investor relations	595,838	1,360,170	919,490
Professional fees	349,328	616,859	514,263
General and administrative	241,032	320,949	375,505
Public company costs	120,335	141,404	170,184
Travel	21,121	31,916	170,187
Amortization of property and equipment	85,730	86,204	73,062
Amortization of intangible assets	26,385	31,070	66,632
Impairment of intangible assets	1,833
Share-based payments	25,155	122,527	120,984
Loss before other items	(3,257,847)	(4,118,319)	(6,045,986)
Fair value adjustment on derivative warrant liability	564,000	1,035,105	3,641,403
Foreign exchange loss	(4,327)	(73,009)	(7,025)
Interest income	41,870	121,908	253,543
Transaction costs on derivative warrant liability		(279,031)
Items that may be subsequently reclassified to profit or loss:
Total loss and comprehensive loss for the year	$ (2,656,304)	$ (3,313,346)	$ (2,158,065)
Basic and diluted loss per common share
Basic loss per common share	$ (0.56)	$ (1.15)	$ (1.09)
Diluted loss per common share	$ (0.56)	$ (1.15)	$ (1.09)
Weighted average number of common shares outstanding
Weighted average number of common shares outstanding, Basic	4,734,633	2,878,514	1,981,734
Weighted average number of common shares outstanding, Diluted	4,734,633	2,878,514	1,981,734